Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

(the “Portfolio”)

Supplement dated November 12, 2020 to the Portfolio’s Summary Prospectus, Prospectus

and Statement of Additional Information,

each dated May 1, 2020, as supplemented and amended to date

Effective March 31, 2021, Dirk Hoffmann-Becking will no longer serve as a portfolio manager of the Portfolio. Accordingly, on March 31, 2021, all references to Mr. Hoffmann-Becking will be removed from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-MIE2.1 (11/20)